Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, we grant stock options to our employees, including our Named Executive Officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date. Prior to 2024, our annual refresh employee option grants were made at the annual meeting of stockholders. However, for 2024 and thereafter, the timing for annual grants was changed to be at the regularly scheduled meeting of the Compensation Committee occurring in the third fiscal quarter of each year, which provides management and the Compensation Committee two review cycles to assess employee performance: one at the time of merit increases in the first quarter of each year and the other at the time of annual grants in the third quarter of each year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. We also maintain a written CEO New Hire Stock Award Grant Delegation Policy, which provides that any grants made shall be granted effective on the first trading day of the calendar month following the later of (i) the date the option is approved by the Company’s Chief Executive Officer or (ii) the grantee’s service commencement date. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because new-hire awards are generally granted on or soon after a new hire’s employment start date and annual refresh employee option grants are typically approved in the third quarter at the regularly scheduled meeting of the Compensation Committee, the Compensation Committee generally does not take material nonpublic information (“MNPI”) into account when determining the timing of stock option grants. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, we grant stock options to our employees, including our Named Executive Officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date. Prior to 2024, our annual refresh employee option grants were made at the annual meeting of stockholders. However, for 2024 and thereafter, the timing for annual grants was changed to be at the regularly scheduled meeting of the Compensation Committee occurring in the third fiscal quarter of each year, which provides management and the Compensation Committee two review cycles to assess employee performance: one at the time of merit increases in the first quarter of each year and the other at the time of annual grants in the third quarter of each year. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. We also maintain a written CEO New Hire Stock Award Grant Delegation Policy, which provides that any grants made shall be granted effective on the first trading day of the calendar month following the later of (i) the date the option is approved by the Company’s Chief Executive Officer or (ii) the grantee’s service commencement date. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because new-hire awards are generally granted on or soon after a new hire’s employment start date and annual refresh employee option grants are typically approved in the third quarter at the regularly scheduled meeting of the Compensation Committee, the Compensation Committee generally does not take material nonpublic information (“MNPI”) into account when determining the timing of stock option grants. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false